UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2020

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP Investment Grade Central Fund	9.87%	5.71%	4.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on December 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,888	Fidelity VIP Investment Grade Central Fund
$14,576	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose strongly in 2020, led by corporate bonds early and late in the period, and by U.S. Treasuries in March, as investors sought safer havens amid the market shock of the outbreak and spread of COVID-19. The Bloomberg Barclays U.S. Aggregate Bond Index gained 7.51% for the year. Corporate bonds advanced early on, then plunged in February. At this time, spreads widened due to robust investor demand for relatively safer assets – especially U.S. Treasury bonds – as the coronavirus pandemic and efforts to contain it threatened global economic growth and corporate earnings, leading to pockets of market illiquidity in March. Aggressive intervention by the U.S. Federal Reserve boosted liquidity and led to a broad rally for fixed-income assets from April through July. Spreads widened moderately in August and September, amid healthy issuance of new corporate bonds, then narrowed in the fourth quarter. Within the Bloomberg Barclays index, corporate bonds gained 9.89% for the year, topping the 8.00% advance of U.S. Treasuries. Securitized sectors, meanwhile, lagged the broader market. Outside the index, U.S. corporate high-yield bonds gained 7.11% and Treasury Inflation-Protected Securities (TIPS) rose 10.99%.

Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:  For 2020, the fund gained 9.87% outpacing the 7.51% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Positioning among investment-grade corporate bonds, including our decision to add high-quality, longer-term investment-grade bonds beginning in March, added notable relative value. Security selection among investment-grade corporates also produced a positive relative result. Late in the year, we reduced the fund's investment-grade corporate holdings based on our belief that some had reached their full value. Overweighting investment-grade corporates, on average, went hand in hand with our decision to underweight U.S. Treasuries, which boosted the fund's relative return because they lagged comparable-duration corporates from March through year end. A non-benchmark position in Treasury Inflation-Protected Securities (TIPS) further aided the fund's the relative result. Adding higher-quality sovereign debt to the fund in the spring also contributed. In contrast, holding commercial mortgage-backed securities detracted. Exposure to collateralized loan obligations, as well as certain bonds and asset-backed securities tied to airline leases, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2020
U.S. Government and U.S. Government Agency Obligations	46.1%
AAA	4.9%
AA	1.7%
A	10.4%
BBB	23.6%
BB and Below	6.4%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of December 31, 2020*
Corporate Bonds	38.9%
U.S. Government and U.S. Government Agency Obligations	46.1%
Asset-Backed Securities	5.1%
CMOs and Other Mortgage Related Securities	2.8%
Municipal Bonds	1.0%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 11.9%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.55% 12/1/33 (a)	$14,944,000	$15,366,621
3.8% 12/1/57 (a)	15,250,000	15,838,685
4.3% 2/15/30	2,799,000	3,343,461
4.45% 4/1/24	480,000	535,982
4.75% 5/15/46	15,700,000	19,442,475
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	13,203,000	13,262,342
3% 3/22/27	1,295,000	1,433,958
4.862% 8/21/46	7,441,000	10,040,140
5.012% 4/15/49	289,000	400,212
		79,663,876
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	27,421,242
4.7% 3/23/50	7,268,000	10,247,885
		37,669,127
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,053,298
4.908% 7/23/25	3,860,000	4,484,746
5.375% 5/1/47	18,172,000	22,647,034
6.484% 10/23/45	2,744,000	3,888,206
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,310,159
4.65% 7/15/42	2,539,000	3,435,224
Discovery Communications LLC:
3.625% 5/15/30	3,476,000	3,979,698
4.65% 5/15/50	9,399,000	11,736,001
Fox Corp.:
3.666% 1/25/22	721,000	746,173
4.03% 1/25/24	1,268,000	1,396,313
4.709% 1/25/29	1,835,000	2,225,415
5.476% 1/25/39	1,809,000	2,477,753
5.576% 1/25/49	1,201,000	1,752,742
Time Warner Cable LLC:
4% 9/1/21	7,363,000	7,467,484
4.5% 9/15/42	924,000	1,081,239
5.5% 9/1/41	1,700,000	2,181,450
5.875% 11/15/40	1,500,000	1,999,670
6.55% 5/1/37	20,209,000	27,711,570
7.3% 7/1/38	3,781,000	5,597,039
		112,171,214
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	6,100,000	6,946,680
3.875% 4/15/30 (a)	8,820,000	10,213,648
4.375% 4/15/40 (a)	1,316,000	1,606,007
4.5% 4/15/50 (a)	2,586,000	3,189,534
		21,955,869

TOTAL COMMUNICATION SERVICES		251,460,086

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
4.2% 3/1/21	5,411,000	5,424,306
4.25% 5/15/23	2,080,000	2,241,630
4.375% 9/25/21	15,702,000	16,125,874
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	5,728,000	5,908,835
3.125% 5/12/23 (a)	4,990,000	5,270,066
		34,970,711
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,198,317
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	1,685,000	1,932,149
3.6% 7/1/30	2,005,000	2,348,706
4.2% 4/1/50	1,015,000	1,302,565
		5,583,420
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	2,005,243
3% 11/19/24	4,395,000	4,758,083
		6,763,326
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	764,000	918,882
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,278,984
4% 4/15/30	5,311,000	6,288,759
Lowe's Companies, Inc. 4.5% 4/15/30	3,815,000	4,746,373
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,417,129
TJX Companies, Inc. 3.75% 4/15/27	4,337,000	5,013,617
		19,663,744

TOTAL CONSUMER DISCRETIONARY		70,179,518

CONSUMER STAPLES - 3.0%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	11,642,542
4.9% 2/1/46	11,511,000	14,769,340
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	3,700,000	4,283,676
4.35% 6/1/40	3,527,000	4,321,768
4.5% 6/1/50	5,000,000	6,291,380
4.6% 6/1/60	3,700,000	4,724,025
4.75% 4/15/58	5,750,000	7,510,092
5.45% 1/23/39	4,690,000	6,332,058
5.55% 1/23/49	10,715,000	15,207,814
5.8% 1/23/59 (Reg. S)	11,321,000	17,394,766
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	8,174,355
5% 5/1/42	13,093,000	16,363,423
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,510,919
3.45% 3/25/30	3,470,000	4,087,968
		127,614,126
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	2,978,659
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	718,000	795,688
Tobacco - 1.2%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,840,678
4% 1/31/24	2,227,000	2,445,577
4.25% 8/9/42	5,531,000	6,172,513
4.5% 5/2/43	3,707,000	4,241,187
4.8% 2/14/29	5,504,000	6,599,931
5.375% 1/31/44	6,678,000	8,523,169
5.95% 2/14/49	3,700,000	5,175,635
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,008,435
4.25% 7/21/25 (a)	15,488,000	17,439,559
Reynolds American, Inc.:
4.45% 6/12/25	2,341,000	2,665,889
5.7% 8/15/35	1,215,000	1,534,531
5.85% 8/15/45	9,320,000	11,901,474
6.15% 9/15/43	4,000,000	5,168,556
7.25% 6/15/37	2,962,000	4,112,476
		85,829,610

TOTAL CONSUMER STAPLES		217,218,083

ENERGY - 5.1%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	151,000	169,315
4.85% 11/15/35	2,154,000	2,511,990
		2,681,305
Oil, Gas & Consumable Fuels - 5.1%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,386,284
5.85% 2/1/35	2,497,000	3,141,433
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	6,986,460
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,336,000	1,536,163
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,824,130
4.75% 9/30/21 (a)	3,739,000	3,795,085
5.6% 4/1/44	1,227,000	1,265,307
6.45% 11/3/36 (a)	2,477,000	2,650,390
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,897,319
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,351,614
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,472,899
Enbridge, Inc.:
4% 10/1/23	2,813,000	3,059,553
4.25% 12/1/26	1,773,000	2,073,690
Energy Transfer Partners LP:
3.75% 5/15/30	2,315,000	2,495,792
4.2% 9/15/23	1,186,000	1,278,218
4.25% 3/15/23	1,017,000	1,080,654
4.5% 4/15/24	1,262,000	1,380,027
4.95% 6/15/28	4,048,000	4,663,875
5% 5/15/50	5,176,000	5,596,471
5.25% 4/15/29	2,052,000	2,394,765
5.8% 6/15/38	2,257,000	2,590,023
6% 6/15/48	1,470,000	1,747,110
6.25% 4/15/49	1,409,000	1,701,879
Enterprise Products Operating LP 3.7% 2/15/26	4,800,000	5,435,825
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	15,640,803
Hess Corp.:
4.3% 4/1/27	870,000	958,812
7.125% 3/15/33	1,003,000	1,309,096
7.3% 8/15/31	1,341,000	1,753,596
7.875% 10/1/29	4,387,000	5,764,373
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,791,098
5% 10/1/21	1,517,000	1,549,764
6.55% 9/15/40	460,000	600,357
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	3,126,153
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,202,468
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	2,383,000	2,383,404
4.5% 7/15/23	1,975,000	2,151,005
4.8% 2/15/29	1,126,000	1,360,181
4.875% 12/1/24	2,736,000	3,139,283
5.5% 2/15/49	3,377,000	4,439,997
Occidental Petroleum Corp.:
2.9% 8/15/24	4,509,000	4,339,913
3.2% 8/15/26	607,000	567,545
3.5% 8/15/29	1,909,000	1,747,060
4.3% 8/15/39	278,000	233,840
4.4% 8/15/49	279,000	235,141
5.55% 3/15/26	5,174,000	5,401,346
6.2% 3/15/40	1,700,000	1,687,250
6.45% 9/15/36	4,602,000	4,818,294
6.6% 3/15/46	5,708,000	5,793,620
7.5% 5/1/31	7,680,000	8,563,200
Petrobras Global Finance BV:
5.093% 1/15/30	3,804,000	4,241,460
7.25% 3/17/44	24,245,000	31,268,473
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	5,317,340
5.95% 1/28/31	1,521,000	1,517,198
6.35% 2/12/48	13,200,000	11,859,375
6.49% 1/23/27	3,830,000	4,040,650
6.5% 3/13/27	4,830,000	5,103,813
6.5% 1/23/29	5,560,000	5,737,225
6.75% 9/21/47	12,105,000	11,348,438
6.84% 1/23/30	20,585,000	21,428,985
6.95% 1/28/60	7,879,000	7,395,623
7.69% 1/23/50	16,210,000	16,343,733
Phillips 66 Co.:
3.7% 4/6/23	476,000	509,757
3.85% 4/9/25	614,000	691,554
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,382,790
3.6% 11/1/24	1,389,000	1,480,110
3.65% 6/1/22	2,155,000	2,218,899
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,122,380
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	7,977,000	9,450,263
Southwestern Energy Co. 6.45% 1/23/25 (b)	2,509,000	2,609,360
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,519,428
The Williams Companies, Inc.:
3.5% 11/15/30	8,506,000	9,628,511
3.7% 1/15/23	1,208,000	1,279,605
3.9% 1/15/25	1,216,000	1,348,010
4% 11/15/21	2,221,000	2,268,767
4.3% 3/4/24	5,449,000	6,010,234
4.5% 11/15/23	1,751,000	1,930,324
4.55% 6/24/24	13,337,000	14,926,660
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	1,017,000	1,139,031
3.95% 5/15/50	3,282,000	3,705,743
Valero Energy Corp.:
2.7% 4/15/23	1,663,000	1,735,425
2.85% 4/15/25	957,000	1,019,050
Western Gas Partners LP:
3.95% 6/1/25	868,000	885,360
4.5% 3/1/28	2,000,000	2,073,000
4.65% 7/1/26	9,056,000	9,503,276
4.75% 8/15/28	1,155,000	1,201,200
		361,603,615

TOTAL ENERGY		364,284,920

FINANCIALS - 18.2%
Banks - 7.3%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	32,167,089
3.3% 1/11/23	4,342,000	4,603,191
3.419% 12/20/28 (b)	18,965,000	21,442,852
3.5% 4/19/26	5,024,000	5,692,504
3.864% 7/23/24 (b)	4,370,000	4,737,651
3.95% 4/21/25	4,125,000	4,649,859
4.2% 8/26/24	19,977,000	22,410,036
4.25% 10/22/26	4,261,000	4,996,957
4.45% 3/3/26	1,517,000	1,767,887
Barclays PLC:
2.852% 5/7/26 (b)	8,092,000	8,688,609
3.25% 1/12/21	4,610,000	4,612,488
4.375% 1/12/26	6,221,000	7,168,716
5.088% 6/20/30 (b)	7,347,000	8,809,214
5.2% 5/12/26	6,222,000	7,234,444
BNP Paribas SA 2.219% 6/9/26 (a)(b)	7,541,000	7,891,043
CIT Group, Inc. 3.929% 6/19/24 (b)	1,670,000	1,766,025
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,397,750
3.352% 4/24/25 (b)	4,959,000	5,390,486
3.875% 3/26/25	9,500,000	10,602,927
4.05% 7/30/22	1,800,000	1,903,369
4.3% 11/20/26	1,733,000	2,020,584
4.412% 3/31/31 (b)	10,622,000	12,871,351
4.45% 9/29/27	17,100,000	20,160,958
4.6% 3/9/26	2,195,000	2,572,662
5.5% 9/13/25	5,524,000	6,638,614
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	4,857,000	5,134,895
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,871,433
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	7,240,000	7,646,556
Discover Bank 4.2% 8/8/23	2,849,000	3,114,604
Fifth Third Bancorp 8.25% 3/1/38	4,319,000	7,304,432
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,427,447
4.95% 3/31/30	1,425,000	1,782,862
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,745,016
5.71% 1/15/26 (a)	9,864,000	11,287,417
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	4,318,000	4,733,545
3.797% 7/23/24 (b)	5,719,000	6,206,949
3.875% 9/10/24	43,751,000	48,981,134
4.125% 12/15/26	14,080,000	16,465,277
4.493% 3/24/31 (b)	12,800,000	15,737,505
NatWest Markets PLC 2.375% 5/21/23 (a)	8,695,000	9,044,611
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,501,923
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	4,651,000	5,046,020
5.125% 5/28/24	20,522,000	23,185,595
6% 12/19/23	10,433,000	11,921,871
6.1% 6/10/23	13,369,000	14,984,373
6.125% 12/15/22	8,239,000	9,060,717
Societe Generale 1.488% 12/14/26 (a)(b)	9,735,000	9,812,325
Synchrony Bank 3% 6/15/22	4,542,000	4,689,953
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,864,372
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,563,000	4,823,928
4.478% 4/4/31 (b)	14,300,000	17,473,456
5.013% 4/4/51 (b)	21,093,000	29,961,527
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	4,244,721
		518,251,730
Capital Markets - 5.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	6,158,340
4.25% 2/15/24	4,287,000	4,726,472
Ares Capital Corp.:
3.875% 1/15/26	12,461,000	13,499,582
4.2% 6/10/24	8,906,000	9,612,008
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	11,131,163
3.75% 3/26/25	4,660,000	5,172,593
3.8% 6/9/23	8,582,000	9,242,158
3.869% 1/12/29 (a)(b)	4,020,000	4,551,174
4.194% 4/1/31 (a)(b)	9,619,000	11,308,240
4.55% 4/17/26	2,575,000	3,028,789
Deutsche Bank AG 4.5% 4/1/25	11,961,000	12,975,586
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,521,225
3.3% 11/16/22	9,310,000	9,708,473
5% 2/14/22	9,082,000	9,495,279
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,367,418
3.2% 2/23/23	7,150,000	7,554,422
3.691% 6/5/28 (b)	41,645,000	48,004,102
3.8% 3/15/30	15,490,000	18,217,067
4.25% 10/21/25	2,269,000	2,601,837
6.75% 10/1/37	2,246,000	3,432,959
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,683,915
3.75% 3/24/25	5,075,000	5,698,115
4.875% 2/15/24	2,240,000	2,521,981
Morgan Stanley:
3.125% 1/23/23	26,000,000	27,438,158
3.125% 7/27/26	21,964,000	24,595,546
3.622% 4/1/31 (b)	10,036,000	11,654,366
3.625% 1/20/27	11,000,000	12,621,072
3.737% 4/24/24 (b)	5,000,000	5,379,621
4.431% 1/23/30 (b)	4,395,000	5,355,596
4.875% 11/1/22	7,751,000	8,350,149
5% 11/24/25	14,636,000	17,500,947
5.75% 1/25/21	3,512,000	3,522,480
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,543,072
State Street Corp. 2.825% 3/30/23 (b)	681,000	702,818
UBS Group AG 4.125% 9/24/25 (a)	5,261,000	6,022,888
		359,899,611
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	6,234,057
3.5% 5/26/22	348,000	359,997
3.5% 1/15/25	8,300,000	8,811,172
4.125% 7/3/23	4,192,000	4,489,400
4.45% 4/3/26	3,126,000	3,509,244
4.875% 1/16/24	5,015,000	5,473,283
6.5% 7/15/25	3,625,000	4,332,680
Ally Financial, Inc.:
1.45% 10/2/23	2,209,000	2,254,833
3.05% 6/5/23	9,631,000	10,154,320
5.125% 9/30/24	2,138,000	2,464,352
5.8% 5/1/25	5,237,000	6,217,529
8% 11/1/31	2,703,000	3,965,548
Capital One Financial Corp.:
2.6% 5/11/23	7,472,000	7,832,537
3.65% 5/11/27	13,479,000	15,431,638
3.8% 1/31/28	6,237,000	7,207,294
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,359,954
3.95% 11/6/24	2,847,000	3,160,927
4.1% 2/9/27	3,673,000	4,230,109
4.5% 1/30/26	4,686,000	5,412,712
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	18,497,386
5.085% 1/7/21	2,973,000	2,973,000
5.584% 3/18/24	6,246,000	6,737,248
5.596% 1/7/22	6,152,000	6,359,199
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,573,710
3.75% 8/15/21	2,203,000	2,234,522
3.95% 12/1/27	7,681,000	8,611,864
4.25% 8/15/24	2,218,000	2,450,332
4.375% 3/19/24	5,468,000	6,019,883
5.15% 3/19/29	8,400,000	10,123,272
Toyota Motor Credit Corp. 2.9% 3/30/23	7,749,000	8,197,161
		180,679,163
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,300,656
4.05% 7/1/30	5,065,000	5,810,451
4.125% 6/15/26	4,647,000	5,264,169
4.125% 5/15/29	5,051,000	5,807,534
Equitable Holdings, Inc.:
3.9% 4/20/23	1,041,000	1,119,932
4.35% 4/20/28	4,250,000	5,022,611
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,652,875
Pine Street Trust I 4.572% 2/15/29 (a)	5,707,000	6,762,753
Pine Street Trust II 5.568% 2/15/49 (a)	5,700,000	7,400,272
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	3,080,656
		53,221,909
Insurance - 2.6%
AIA Group Ltd.:
3.2% 9/16/40 (a)	3,487,000	3,655,701
3.375% 4/7/30 (a)	7,358,000	8,243,213
American International Group, Inc.:
2.5% 6/30/25	11,900,000	12,789,876
3.3% 3/1/21	2,355,000	2,359,958
3.4% 6/30/30	11,900,000	13,626,713
3.75% 7/10/25	8,311,000	9,335,575
4.875% 6/1/22	3,597,000	3,816,173
Five Corners Funding Trust II 2.85% 5/15/30 (a)	9,549,000	10,557,527
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	5,026,902
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,841,101
4.75% 3/15/39	1,825,000	2,453,327
4.8% 7/15/21	2,278,000	2,309,362
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	5,810,000	6,399,773
MetLife, Inc. 4.55% 3/23/30	11,500,000	14,356,773
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.5836% 5/28/21 (a)(b)(c)	27,560,000	27,606,006
3% 1/10/23 (a)	2,636,000	2,778,797
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	6,550,641
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,560,835
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	7,227,897
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,995,644
Unum Group:
3.875% 11/5/25	4,860,000	5,383,944
4% 3/15/24	5,930,000	6,461,978
4% 6/15/29	4,410,000	4,957,780
4.5% 3/15/25	6,953,000	7,873,855
5.75% 8/15/42	7,278,000	8,827,173
		181,996,524

TOTAL FINANCIALS		1,294,048,937

HEALTH CARE - 1.7%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	6,868,000	7,083,098
Health Care Providers & Services - 0.9%
Centene Corp.:
3.375% 2/15/30	5,100,000	5,365,659
4.25% 12/15/27	5,745,000	6,089,700
4.625% 12/15/29	8,925,000	9,908,624
4.75% 1/15/25	4,565,000	4,684,740
Cigna Corp.:
3.05% 10/15/27	3,200,000	3,583,505
4.375% 10/15/28	6,064,000	7,326,279
4.8% 8/15/38	3,776,000	4,913,570
4.9% 12/15/48	3,772,000	5,178,455
CVS Health Corp.:
3% 8/15/26	625,000	692,130
3.625% 4/1/27	1,795,000	2,041,883
3.7% 3/9/23	340,000	363,960
4.78% 3/25/38	5,967,000	7,529,573
HCA Holdings, Inc. 4.75% 5/1/23	215,000	234,459
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,485,346
6.015% 11/15/48	4,201,000	5,259,831
		65,657,714
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,986,207
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	1,003,000	1,025,568
5.272% 8/28/23 (b)	3,166,000	3,458,855
5.9% 8/28/28 (b)	1,334,000	1,574,120
Mylan NV 4.55% 4/15/28	4,000,000	4,753,268
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	2,659,000	2,693,659
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	939,000	936,653
2.8% 7/21/23	1,463,000	1,448,516
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	5,002,000	5,050,336
3.95% 6/15/26	2,549,000	2,915,720
Viatris, Inc.:
1.125% 6/22/22 (a)	3,058,000	3,086,810
1.65% 6/22/25 (a)	983,000	1,015,823
2.7% 6/22/30 (a)	4,997,000	5,299,560
3.85% 6/22/40 (a)	2,177,000	2,453,822
4% 6/22/50 (a)	3,759,000	4,299,132
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,734,480
		46,732,529

TOTAL HEALTH CARE		119,473,341

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	2,268,000	2,568,016
The Boeing Co.:
5.04% 5/1/27	2,962,000	3,461,495
5.15% 5/1/30	2,962,000	3,584,523
5.705% 5/1/40	3,000,000	3,879,337
5.805% 5/1/50	3,000,000	4,137,757
5.93% 5/1/60	2,960,000	4,191,478
		21,822,606
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,135,293
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,361,375
3% 9/15/23	877,000	921,973
3.375% 6/1/21	2,523,000	2,549,896
3.375% 7/1/25	6,445,000	6,929,567
3.75% 2/1/22	4,522,000	4,642,697
3.875% 4/1/21	3,180,000	3,195,964
3.875% 7/3/23	5,581,000	5,958,883
4.25% 2/1/24	5,740,000	6,228,433
4.25% 9/15/24	3,565,000	3,905,108
		35,693,896
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	2,088,000	2,204,954
4.25% 4/15/26 (a)	1,580,000	1,701,859
4.375% 5/1/26 (a)	2,546,000	2,757,338
5.25% 5/15/24 (a)	3,813,000	4,146,516
		10,810,667

TOTAL INDUSTRIALS		69,462,462

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,976,805
5.85% 7/15/25 (a)	1,294,000	1,554,125
6.02% 6/15/26 (a)	1,564,000	1,909,212
6.1% 7/15/27 (a)	2,376,000	2,952,260
6.2% 7/15/30 (a)	2,056,000	2,671,342
		14,063,744
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	7,020,000	7,314,528
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	5,858,000	6,458,135
3.6% 4/1/40	5,860,000	6,857,051
		13,315,186

TOTAL INFORMATION TECHNOLOGY		34,693,458

MATERIALS - 0.0%
Metals & Mining - 0.0%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,893,690
4.5% 8/1/47 (a)	1,720,000	2,107,538
		4,001,228
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	5,300,000
Boston Properties, Inc.:
3.25% 1/30/31	3,880,000	4,275,358
3.85% 2/1/23	4,708,000	5,008,456
4.5% 12/1/28	3,891,000	4,651,755
Corporate Office Properties LP:
2.25% 3/15/26	1,664,000	1,734,289
5% 7/1/25	3,156,000	3,599,596
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,250,579
3.75% 12/1/24	1,576,000	1,740,115
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,432,399
3.5% 8/1/26	1,366,000	1,546,553
Healthpeak Properties, Inc.:
3.25% 7/15/26	573,000	646,670
3.5% 7/15/29	656,000	743,766
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	9,038,438
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,827,000	1,900,815
4.4% 6/15/24	1,441,000	1,567,401
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,348,000	3,516,889
3.625% 10/1/29	5,913,000	6,276,281
4.375% 8/1/23	6,023,000	6,513,343
4.5% 1/15/25	2,677,000	2,930,236
4.5% 4/1/27	16,195,000	18,219,641
4.75% 1/15/28	6,382,000	7,270,167
4.95% 4/1/24	1,354,000	1,473,816
5.25% 1/15/26	5,686,000	6,498,851
Realty Income Corp. 3.25% 1/15/31	1,020,000	1,155,643
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	1,024,161
5% 12/15/23	737,000	790,363
Retail Properties America, Inc.:
4% 3/15/25	6,232,000	6,380,294
4.75% 9/15/30	9,714,000	10,308,334
Simon Property Group LP 2.45% 9/13/29	1,628,000	1,709,223
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,349,141
4.25% 2/1/26	2,954,000	3,188,786
Store Capital Corp.:
2.75% 11/18/30	8,724,000	8,867,159
4.625% 3/15/29	1,793,000	2,079,074
Ventas Realty LP:
3% 1/15/30	7,629,000	8,204,476
3.125% 6/15/23	1,289,000	1,361,850
3.5% 2/1/25	6,443,000	7,094,381
4% 3/1/28	2,243,000	2,557,761
4.125% 1/15/26	1,557,000	1,790,648
4.375% 2/1/45	763,000	850,413
4.75% 11/15/30	10,016,000	12,220,448
VEREIT Operating Partnership LP:
2.2% 6/15/28	797,000	814,579
2.85% 12/15/32	980,000	1,024,058
3.4% 1/15/28	1,593,000	1,757,813
Weingarten Realty Investors 3.375% 10/15/22	812,000	837,644
WP Carey, Inc.:
2.4% 2/1/31	3,800,000	3,944,189
3.85% 7/15/29	1,275,000	1,463,943
4% 2/1/25	5,360,000	5,921,014
		185,830,809
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,738,521
3.95% 11/15/27	4,613,000	4,928,332
4.1% 10/1/24	5,070,000	5,346,773
4.55% 10/1/29	5,842,000	6,562,042
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,926,045
4.5% 4/18/22	1,218,000	1,212,142
Post Apartment Homes LP 3.375% 12/1/22	790,000	824,186
Tanger Properties LP:
3.125% 9/1/26	6,109,000	6,300,665
3.75% 12/1/24	3,470,000	3,638,091
3.875% 12/1/23	1,792,000	1,861,148
		41,337,945

TOTAL REAL ESTATE		227,168,754

UTILITIES - 1.7%
Electric Utilities - 0.8%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	3,447,000	3,538,499
3.743% 5/1/26	13,180,000	14,582,974
Duke Energy Corp. 2.45% 6/1/30	2,783,000	2,959,602
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,321,000	1,365,650
5.9% 12/1/21 (a)	2,664,000	2,777,873
Entergy Corp. 2.8% 6/15/30	2,856,000	3,082,751
Eversource Energy 2.8% 5/1/23	5,110,000	5,361,305
Exelon Corp.:
4.05% 4/15/30	1,740,000	2,057,858
4.7% 4/15/50	775,000	1,028,784
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,384,951
7.375% 11/15/31	5,363,000	7,643,315
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,157,000	2,350,697
		59,134,259
Gas Utilities - 0.1%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,307,460
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,190,805
		3,498,265
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,191,194
3.55% 6/15/26	1,891,000	2,124,721
The AES Corp.:
3.3% 7/15/25 (a)	8,591,000	9,364,190
3.95% 7/15/30 (a)	7,492,000	8,469,032
		21,149,137
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	12,432,000	14,073,728
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	790,000	904,807
NiSource, Inc. 2.95% 9/1/29	8,554,000	9,405,347
Puget Energy, Inc.:
4.1% 6/15/30	3,363,000	3,800,681
6% 9/1/21	4,807,000	4,974,714
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (b)(c)	1,426,000	1,222,765
		34,382,042

TOTAL UTILITIES		118,163,703

TOTAL NONCONVERTIBLE BONDS
(Cost $2,462,445,507)		2,770,154,490

U.S. Government and Government Agency Obligations - 28.5%
U.S. Treasury Inflation-Protected Obligations - 6.4%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$5,064,050	$6,044,080
0.75% 2/15/45	37,413,728	48,299,661
1% 2/15/49	17,912,042	25,252,910
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	18,438,569	19,746,182
0.125% 10/15/24	62,887,873	67,442,379
0.125% 7/15/30	53,318,475	59,839,103
0.25% 1/15/25	7,475,648	8,068,426
0.25% 7/15/29	30,538,800	34,585,802
0.375% 1/15/27	17,743,057	19,805,718
0.375% 7/15/27	17,193,852	19,350,421
0.625% 1/15/26	71,392,539	79,709,681
0.75% 7/15/28	27,489,245	31,983,039
0.875% 1/15/29	27,861,875	32,756,919

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		452,884,321

U.S. Treasury Obligations - 22.1%
U.S. Treasury Bonds:
1.125% 5/15/40	40,277,000	38,175,044
1.375% 8/15/50 (d)	130,822,100	122,236,900
1.625% 11/15/50	219,052,000	217,751,379
3% 2/15/47	99,232,000	129,505,512
U.S. Treasury Notes:
0.125% 8/15/23	114,167,000	114,095,646
0.125% 12/15/23	25,459,000	25,427,176
0.25% 7/31/25	272,299,000	271,448,059
0.375% 12/31/25	29,651,000	29,667,216
0.625% 12/31/27	40,000,000	39,937,500
0.875% 11/15/30	102,317,000	101,917,324
1.625% 9/30/26	102,917,300	109,687,329
1.875% 3/31/22	14,649,000	14,969,447
2% 12/31/21	119,319,000	121,546,899
2.125% 3/31/24	60,434,000	64,201,682
2.125% 11/30/24	11,586,000	12,429,153
2.5% 1/31/24	77,300,000	82,810,644
2.5% 2/28/26	73,467,000	81,427,839

TOTAL U.S. TREASURY OBLIGATIONS		1,577,234,749

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,978,406,441)		2,030,119,070

U.S. Government Agency - Mortgage Securities - 19.0%
Fannie Mae - 8.5%
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (b)(c)	11,230	11,730
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	11,321	11,901
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (b)(c)	151,282	158,835
12 month U.S. LIBOR + 1.700% 3.005% 6/1/42 (b)(c)	74,720	78,295
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35 (b)(c)	8,533	8,957
12 month U.S. LIBOR + 1.770% 2.905% 5/1/36 (b)(c)	84,170	88,835
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (b)(c)	81,961	86,048
12 month U.S. LIBOR + 1.800% 2.706% 7/1/41 (b)(c)	64,973	67,596
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	36,717	38,280
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	64,599	68,066
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (b)(c)	57,662	60,860
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41(b)(c)	31,594	32,823
12 month U.S. LIBOR + 1.940% 3.145% 9/1/36 (b)(c)	52,955	55,376
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(c)	18,196	19,309
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	50,945	52,438
6 month U.S. LIBOR + 1.420% 2.314% 9/1/33 (b)(c)	124,618	128,684
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (b)(c)	5,811	6,025
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (b)(c)	9,278	9,651
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.277% 10/1/33 (b)(c)	125,998	132,523
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	6,347	6,685
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.636% 8/1/36 (b)(c)	219,331	231,667
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	15,367	16,136
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.339% 5/1/35 (b)(c)	21,361	22,475
2.5% 8/1/24 to 10/1/50	45,293,573	47,884,365
3% 8/1/27 to 7/1/50	212,170,348	225,439,447
3.5% 1/1/34 to 7/1/50	177,526,316	190,226,279
4% 11/1/31 to 11/1/49	69,830,481	76,444,433
4.5% 5/1/25 to 9/1/49	39,448,708	43,617,544
5% 12/1/22 to 11/1/44	10,797,972	12,307,998
6% 10/1/34 to 1/1/42	5,119,798	6,081,379
6.5% 12/1/23 to 8/1/36	931,480	1,088,732
7% 11/1/23 to 8/1/32	205,378	229,141
7.5% 9/1/22 to 11/1/31	185,083	211,440
8% 1/1/30 to 3/1/30	1,021	1,118
8.5% 3/1/25 to 6/1/25	263	291

TOTAL FANNIE MAE		604,925,362

Freddie Mac - 3.7%
12 month U.S. LIBOR + 1.370% 2.835% 3/1/36 (b)(c)	58,833	61,299
12 month U.S. LIBOR + 1.880% 2.463% 9/1/41 (b)(c)	53,404	55,105
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (b)(c)	24,296	25,608
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	27,835	29,373
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (b)(c)	101,485	107,052
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (b)(c)	75,162	78,832
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (b)(c)	94,640	99,997
12 month U.S. LIBOR + 2.040% 3.236% 3/1/33 (b)(c)	1,261	1,322
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	29,575	31,233
6 month U.S. LIBOR + 1.650% 1.945% 4/1/35 (b)(c)	84,299	87,712
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (b)(c)	11,847	12,482
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	8,030	8,439
2.5% 5/1/28 to 11/1/50	39,974,678	42,239,553
3% 6/1/31 to 6/1/50 (e)	47,835,218	51,169,358
3.5% 3/1/32 to 2/1/50	76,934,943	83,178,336
4% 5/1/37 to 6/1/48	48,402,304	53,075,157
4.5% 7/1/25 to 10/1/48	27,141,109	30,134,598
5% 1/1/35 to 6/1/41	2,044,509	2,354,786
6% 4/1/32 to 8/1/37	496,163	578,450
7.5% 5/1/26 to 11/1/31	23,441	27,247
8% 4/1/27 to 5/1/27	1,574	1,777
8.5% 5/1/27 to 1/1/28	3,330	3,744

TOTAL FREDDIE MAC		263,361,460

Ginnie Mae - 4.7%
3% 12/20/42 to 9/20/50	87,565,295	91,831,354
3.5% 12/20/40 to 8/20/50	59,970,406	64,784,157
4% 2/15/40 to 4/20/48	53,546,689	58,721,164
4.5% 5/15/39 to 6/20/47	21,888,045	24,196,235
5% 3/15/39 to 4/20/48	5,024,486	5,625,548
6.5% 4/15/35 to 11/15/35	61,687	73,045
7% 1/15/28 to 7/15/32	560,693	643,295
7.5% 4/15/22 to 10/15/28	125,069	139,724
8% 3/15/30 to 9/15/30	8,432	9,904
2.5% 1/1/51 (e)	12,950,000	13,710,126
2.5% 1/1/51 (e)	12,400,000	13,127,843
2.5% 1/1/51 (e)	12,700,000	13,445,452
2.5% 1/1/51 (e)	7,750,000	8,204,902
2.5% 1/1/51 (e)	6,900,000	7,305,009
2.5% 2/1/51 (e)	11,750,000	12,415,364
3% 1/1/51 (e)	4,050,000	4,234,658
3% 1/1/51 (e)	2,250,000	2,352,588
3% 1/1/51 (e)	700,000	731,916
3% 1/1/51 (e)	350,000	365,958
3% 1/1/51 (e)	3,250,000	3,398,182
3% 1/1/51 (e)	450,000	470,518
3% 2/1/51 (e)	450,000	470,799
3.5% 1/1/51 (e)	2,500,000	2,649,260
3.5% 1/1/51 (e)	2,250,000	2,384,334
3.5% 1/1/51 (e)	1,450,000	1,536,571
3.5% 1/1/51 (e)	1,450,000	1,536,571

TOTAL GINNIE MAE		334,364,477

Uniform Mortgage Backed Securities - 2.1%
2.5% 1/1/36 (e)	1,200,000	1,251,937
2.5% 1/1/36 (e)	1,900,000	1,982,234
2.5% 1/1/36 (e)	2,000,000	2,086,562
2.5% 1/1/51 (e)	5,900,000	6,221,502
2.5% 1/1/51 (e)	2,000,000	2,108,984
2.5% 2/1/51 (e)	750,000	789,492
3% 1/1/51 (e)	11,600,000	12,153,256
3% 1/1/51 (e)	11,350,000	11,891,333
3% 1/1/51 (e)	27,050,000	28,340,136
3% 1/1/51 (e)	12,650,000	13,253,335
3% 1/1/51 (e)	700,000	733,386
3% 1/1/51 (e)	3,100,000	3,247,853
3% 1/1/51 (e)	100,000	104,769
3% 1/1/51 (e)	13,950,000	14,615,338
3% 2/1/51 (e)	21,100,000	22,124,487
3% 2/1/51 (e)	27,550,000	28,887,660
3.5% 1/1/51 (e)	750,000	792,891
3.5% 1/1/51 (e)	750,000	792,891

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		151,378,046

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,318,705,747)		1,354,029,345

Asset-Backed Securities - 5.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,487,059	$2,350,785
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,765,053	3,555,687
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	6,060,368	5,729,475
Class B, 4.458% 10/16/39 (a)	1,126,362	965,405
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (a)(b)(c)	8,377,000	8,368,799
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	4,716,000	4,715,552
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 0% 1/17/32 (a)(b)(c)(e)	6,650,000	6,650,000
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (a)(b)(c)	3,021,000	3,024,492
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,885,871	2,716,496
Class B, 4.335% 1/16/40 (a)	473,101	405,686
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (a)(b)(c)	5,467,000	5,469,553
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 0% 1/15/33 (a)(b)(c)	6,350,000	6,350,000
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (a)(b)(c)	5,831,000	5,839,088
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (a)(b)(c)	6,857,000	6,848,573
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (a)(b)(c)	2,171,000	2,179,141
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (a)(b)(c)	7,485,000	7,493,166
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/32 (a)(b)(c)(e)	6,750,000	6,750,000
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (a)(b)(c)	2,958,000	2,961,381
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,448,534	7,098,710
Class AA, 2.487% 12/16/41 (a)(b)	1,293,396	1,248,909
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (a)(b)(c)	6,492,000	6,464,824
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,434,977	5,168,630
Class B, 5.095% 4/15/39 (a)(f)	2,529,234	2,077,231
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	5,422,205	5,153,827
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (a)(b)(c)	4,495,000	4,492,586
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (a)(b)(c)	3,185,000	3,182,949
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	3,720,000	3,715,305
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (a)(b)(c)	1,420,000	1,414,188
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	6,101,000	6,123,879
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 0% 1/20/34 (a)(b)(c)(e)	8,900,000	8,900,000
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,463,073	3,555,086
Class A2II, 4.03% 11/20/47 (a)	5,862,230	6,225,219
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (a)(b)(c)	5,140,000	5,136,551
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (a)(b)(c)	2,913,000	2,909,356
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (a)(b)(c)	5,921,000	5,919,703
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/18/32 (a)(b)(c)(e)	2,840,000	2,840,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	5,478,000	5,471,081
Dryden Senior Loan Fund:
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	5,210,000	5,207,848
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (a)(b)(c)	4,300,000	4,313,287
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (a)	6,500,000	6,517,232
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	6,730,000	6,721,507
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (a)(b)(c)	6,083,000	6,081,710
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	6,330,000	6,329,911
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,708,172	2,615,888
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,731,891	2,635,484
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (a)(b)(c)(e)	3,200,000	3,200,000
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1358% 1/22/28 (a)(b)(c)	4,688,000	4,671,442
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (a)(b)(c)	2,547,000	2,544,045
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (a)(b)(c)	6,816,000	6,811,065
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	6,840,000	6,849,932
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (a)(b)(c)	2,954,000	2,957,379
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (a)(b)(c)	5,650,000	5,643,305
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (a)(b)(c)	9,042,000	9,052,344
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (a)(b)(c)	6,512,000	6,465,244
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.913% 9/25/35 (b)(c)	45,612	45,663
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (a)(b)(c)	6,261,000	6,259,911
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3951% 1/25/36 (b)(c)	458,674	458,893
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,734,180	4,464,616
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,868,280	4,669,400
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	5,519,365	5,343,352
Class B, 4.335% 3/15/40 (a)	521,805	424,798
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,601,888
1.884% 7/15/50 (a)	2,389,000	2,458,815
2.328% 7/15/52 (a)	1,826,000	1,840,457
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (a)(b)(c)	7,886,807	8,023,202
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (a)(b)(c)	3,860,000	3,855,148
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (a)(b)(c)	4,342,000	4,319,118
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (b)(c)	8,753	8,050
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,259,948	6,012,737
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,727,093	7,365,743
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (a)(b)(c)	6,307,000	6,300,504
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	6,885,000	6,905,559
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/30 (a)(b)(c)	5,002,000	5,002,965
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4884% 7/20/32 (a)(b)(c)	6,552,000	6,548,056
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	8,400,000	8,423,184
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(b)(c)	6,400,000	6,407,494
TOTAL ASSET-BACKED SECURITIES
(Cost $362,189,854)		359,828,489

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	2,921	2,812
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	106,844	114,923
Series 1999-57 Class PH, 6.5% 12/25/29	140,625	161,607
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	184,452	184,865
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.2812% 6/16/37 (b)(h)	15,686	29,921
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	20,631	20,619

TOTAL U.S. GOVERNMENT AGENCY		511,935

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $457,037)		514,747

Commercial Mortgage Securities - 2.8%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(b)(c)	5,790,000	5,795,299
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,898,520
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	810,651
Class CNM, 3.7186% 11/5/32 (a)(b)	358,000	322,113
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	4,609,000	5,315,658
Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	728,442
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,371,000	1,620,871
Series 2019-B10 Class A4, 3.717% 3/15/62	1,271,000	1,485,027
Series 2019-B14 Class A5, 3.0486% 12/15/62	2,997,000	3,365,188
Series 2018-B8 Class A5, 4.2317% 1/15/52	9,399,000	11,256,790
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/28 (a)(b)(c)	3,518,000	3,517,997
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.159% 12/15/36 (a)(b)(c)	3,525,773	3,525,772
Class C, 1 month U.S. LIBOR + 1.120% 1.279% 12/15/36 (a)(b)(c)	2,812,426	2,801,848
Class D, 1 month U.S. LIBOR + 1.250% 1.409% 12/15/36 (a)(b)(c)	4,363,007	4,313,997
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.959% 12/15/36 (a)(b)(c)	9,667,152	9,670,150
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.159% 11/15/32 (a)(b)(c)	5,117,000	5,125,205
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7836% 9/15/37 (a)(b)(c)	1,924,568	1,474,142
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.059% 11/15/35 (a)(b)(c)	1,117,900	1,116,557
Class F, 1 month U.S. LIBOR + 1.800% 1.959% 11/15/35 (a)(b)(c)	2,048,200	2,040,500
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.459% 4/15/34 (a)(b)(c)	3,284,000	3,152,211
Class C, 1 month U.S. LIBOR + 1.600% 1.759% 4/15/34 (a)(b)(c)	2,171,000	2,051,209
Class D, 1 month U.S. LIBOR + 1.900% 2.059% 4/15/34 (a)(b)(c)	2,279,000	2,130,389
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.239% 10/15/36 (a)(b)(c)	2,937,127	2,937,127
Class C, 1 month U.S. LIBOR + 1.250% 1.409% 10/15/36 (a)(b)(c)	3,692,768	3,683,504
Class D, 1 month U.S. LIBOR + 1.450% 1.609% 10/15/36 (a)(b)(c)	5,229,682	5,228,046
Class E, 1 month U.S. LIBOR + 1.800% 1.959% 10/15/36 (a)(b)(c)	7,348,514	7,293,240
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.759% 12/15/36 (a)(b)(c)	3,568,734	3,497,165
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.159% 4/15/34 (a)(b)(c)	5,400,000	5,264,560
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.279% 6/15/34 (a)(b)(c)	7,913,850	7,591,872
Class B, 1 month U.S. LIBOR + 1.500% 1.659% 6/15/34 (a)(b)(c)	1,558,276	1,482,079
Class C, 1 month U.S. LIBOR + 1.750% 1.909% 6/15/34 (a)(b)(c)	1,760,404	1,660,953
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,392,328
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.389% 5/15/36 (a)(b)(c)	3,291,000	3,290,012
Class C, 1 month U.S. LIBOR + 1.430% 1.589% 5/15/36 (a)(b)(c)	3,615,000	3,610,643
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,972,000	2,042,653
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,667,417
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,104,877
Class C, 4.782% 4/15/36 (a)(b)	760,000	714,729
Class D, 4.782% 4/15/36 (a)(b)	1,519,000	1,281,209
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2786% 8/15/37 (a)(b)(c)	4,400,000	4,405,985
Class B, 1 month U.S. LIBOR + 1.350% 1.5086% 8/15/37 (a)(b)(c)	940,000	944,247
Class C, 1 month U.S. LIBOR + 1.600% 1.7586% 8/15/37 (a)(b)(c)	500,000	502,246
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	753,841
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,121,749
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,497,138
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.3086% 8/15/37 (a)(b)(c)	1,912,000	1,915,640
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	1,700,000	1,697,801
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.409% 8/15/33 (a)(b)(c)	4,160,105	3,987,272
Class C, 1 month U.S. LIBOR + 1.500% 1.659% 8/15/33 (a)(b)(c)	10,019,706	9,429,782
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,705,104
Series 2018-H4 Class A4, 4.31% 12/15/51	6,179,000	7,389,264
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	1,211,000	1,174,790
Class C, 3.1771% 11/10/36 (a)(b)	1,162,000	1,059,865
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,523,287	4,085,168
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.259% 3/15/36 (a)(b)(c)	5,621,000	5,412,008
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	4,250,000	4,405,474
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	370,000	384,804
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,348,000	3,650,372
Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,316,367
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $197,415,519)		197,099,867

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,337,057
7.5% 4/1/34	5,055,000	8,424,966
7.55% 4/1/39	3,585,000	6,294,543
Series 2010, 6.65% 3/1/22	4,360,000	4,539,763
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	2,940,000	3,593,738
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	3,510,000	3,596,627
5.1% 6/1/33	4,805,000	5,171,189
Series 2010-1, 6.63% 2/1/35	12,290,000	14,080,039
Series 2010-3:
6.725% 4/1/35	9,480,000	10,946,746
7.35% 7/1/35	5,540,000	6,605,120
Series 2010-5, 6.2% 7/1/21	452,000	459,721
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	9,331,708
TOTAL MUNICIPAL SECURITIES
(Cost $67,035,854)		74,381,217

Foreign Government and Government Agency Obligations - 0.7%
Chilean Republic 2.45% 1/31/31	$5,775,000	$6,179,250
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	6,600,000	7,453,875
3.875% 4/16/50 (a)	5,700,000	6,923,719
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	3,150,000	3,394,125
3.25% 10/22/30 (a)	3,150,000	3,468,938
4.5% 4/22/60 (a)	2,400,000	3,012,000
State of Qatar:
3.4% 4/16/25 (a)	3,655,000	4,027,353
3.75% 4/16/30 (a)	7,435,000	8,729,155
4.4% 4/16/50 (a)	7,110,000	9,243,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,181,241)		52,431,415

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $5,889,655)	5,900,000	6,112,636

Bank Notes - 0.4%
Discover Bank:
3.2% 8/9/21	$6,841,000	$6,941,804
3.35% 2/6/23	3,206,000	3,382,756
4.682% 8/9/28 (b)	2,761,000	2,934,943
KeyBank NA 6.95% 2/1/28	800,000	1,045,715
RBS Citizens NA 2.55% 5/13/21	1,560,000	1,569,629
Regions Bank 6.45% 6/26/37	7,720,000	10,905,545
Synchrony Bank 3.65% 5/24/21	4,766,000	4,813,243
TOTAL BANK NOTES
(Cost $27,067,395)		31,593,635
	Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund 0.11% (i)	503,369,198	$503,469,872
Fidelity Securities Lending Cash Central Fund 0.11% (i)(j)	76,586,054	76,593,713
TOTAL MONEY MARKET FUNDS
(Cost $580,063,191)		580,063,585
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $7,044,857,441)		7,456,328,496
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(336,934,793)
NET ASSETS - 100%		$7,119,393,703

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 1/1/51	$(11,750,000)	$(12,439,690)
3% 1/1/51	(5,850,000)	(6,116,728)
3% 1/1/51	(3,250,000)	(3,398,182)
3% 1/1/51	(450,000)	(470,518)
3% 1/1/51	(450,000)	(470,518)
3.5% 1/1/51	(4,700,000)	(4,980,608)
3.5% 1/1/51	(1,450,000)	(1,536,571)
3.5% 1/1/51	(750,000)	(794,778)
3.5% 1/1/51	(750,000)	(794,778)

TOTAL GINNIE MAE		(31,002,371)

Uniform Mortgage Backed Securities
2.5% 1/1/36	(5,100,000)	(5,320,733)
2.5% 1/1/51	(2,000,000)	(2,108,984)
2.5% 1/1/51	(3,150,000)	(3,321,649)
2.5% 1/1/51	(2,000,000)	(2,108,984)
2.5% 1/1/51	(750,000)	(790,869)
3% 1/1/51	(900,000)	(942,925)
3% 1/1/51	(1,600,000)	(1,676,311)
3% 1/1/51	(1,500,000)	(1,571,542)
3% 1/1/51	(100,000)	(104,769)
3% 1/1/51	(700,000)	(733,386)
3% 1/1/51	(21,100,000)	(22,106,354)
3% 1/1/51	(700,000)	(733,386)
3% 1/1/51	(3,100,000)	(3,247,853)
3% 1/1/51	(100,000)	(104,769)
3% 1/1/51	(27,550,000)	(28,863,983)
3% 1/1/51	(13,950,000)	(14,615,338)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(88,351,835)

TOTAL TBA SALE COMMITMENTS
(Proceeds $119,131,522)		$(119,354,206)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $972,560,504 or 13.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Level 3 security

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$480,376
Fidelity Securities Lending Cash Central Fund	37,257
Total	$517,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $24,486,972. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $2,575,820,772 and $2,096,819,869, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,770,154,490	$--	$2,770,154,490	$--
U.S. Government and Government Agency Obligations	2,030,119,070	--	2,030,119,070	--
U.S. Government Agency - Mortgage Securities	1,354,029,345	--	1,354,029,345	--
Asset-Backed Securities	359,828,489	--	357,751,258	2,077,231
Collateralized Mortgage Obligations	514,747	--	514,747	--
Commercial Mortgage Securities	197,099,867	--	197,099,867	--
Municipal Securities	74,381,217	--	74,381,217	--
Foreign Government and Government Agency Obligations	52,431,415	--	52,431,415	--
Supranational Obligations	6,112,636	--	6,112,636	--
Bank Notes	31,593,635	--	31,593,635	--
Money Market Funds	580,063,585	580,063,585	--	--
Total Investments in Securities:	$7,456,328,496	$580,063,585	$6,874,187,680	$2,077,231
Other Financial Instruments:
TBA Sale Commitments	$(119,354,206)	$--	$(119,354,206)	$--
Total Other Financial Instruments:	$(119,354,206)	$--	$(119,354,206)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
Cayman Islands	3.9%
United Kingdom	1.8%
Mexico	1.4%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value (including securities loaned of $75,016,583) — See accompanying schedule: Unaffiliated issuers (cost $6,464,794,250)	$6,876,264,911
Fidelity Central Funds (cost $580,063,191)	580,063,585
Total Investment in Securities (cost $7,044,857,441)		$7,456,328,496
Receivable for investments sold		5,834
Receivable for TBA sale commitments		119,131,522
Receivable for fund shares sold		30,109,974
Interest receivable		39,815,259
Distributions receivable from Fidelity Central Funds		61,605
Total assets		7,645,452,690
Liabilities
Payable for investments purchased
Regular delivery	$59,296,751
Delayed delivery	270,453,378
TBA sale commitments, at value	119,354,206
Payable for fund shares redeemed	323,170
Other payables and accrued expenses	37,769
Collateral on securities loaned	76,593,713
Total liabilities		526,058,987
Net Assets		$7,119,393,703
Net Assets consist of:
Paid in capital		$6,579,147,385
Total accumulated earnings (loss)		540,246,318
Net Assets		$7,119,393,703
Net Asset Value, offering price and redemption price per share ($7,119,393,703 ÷ 61,943,061 shares)		$114.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Interest (including $14,233 from security lending)		$171,756,751
Income from Fidelity Central Funds (including $37,257 from security lending)		517,633
Total income		172,274,384
Expenses
Custodian fees and expenses	$89,612
Independent trustees' fees and expenses	20,612
Total expenses before reductions	110,224
Expense reductions	(9,710)
Total expenses after reductions		100,514
Net investment income (loss)		172,173,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	218,491,584
Fidelity Central Funds	(18,003)
Total net realized gain (loss)		218,473,581
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	195,462,731
Delayed delivery commitments	(42,107)
Total change in net unrealized appreciation (depreciation)		195,420,624
Net gain (loss)		413,894,205
Net increase (decrease) in net assets resulting from operations		$586,068,075

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$172,173,870	$176,691,614
Net realized gain (loss)	218,473,581	27,551,736
Change in net unrealized appreciation (depreciation)	195,420,624	311,153,322
Net increase (decrease) in net assets resulting from operations	586,068,075	515,396,672
Distributions to shareholders	(259,592,182)	(182,277,023)
Share transactions
Proceeds from sales of shares	1,038,954,518	416,263,032
Reinvestment of distributions	259,592,182	182,255,282
Cost of shares redeemed	(520,108,672)	(186,295,111)
Net increase (decrease) in net assets resulting from share transactions	778,438,028	412,223,203
Total increase (decrease) in net assets	1,104,913,921	745,342,852
Net Assets
Beginning of period	6,014,479,782	5,269,136,930
End of period	$7,119,393,703	$6,014,479,782
Other Information
Shares
Sold	9,164,163	3,860,591
Issued in reinvestment of distributions	2,283,601	1,708,468
Redeemed	(4,783,334)	(1,794,147)
Net increase (decrease)	6,664,430	3,774,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$108.80	$102.31	$105.26	$104.18	$103.71
Income from Investment Operations
Net investment income (loss)A	3.026	3.371	3.163	2.887	3.167
Net realized and unrealized gain (loss)	7.583	6.606	(3.209)	1.693	1.659
Total from investment operations	10.609	9.977	(.046)	4.580	4.826
Distributions from net investment income	(3.070)	(3.487)	(2.904)	(2.985)	(3.096)
Distributions from net realized gain	(1.409)	–	–	(.515)	(1.260)
Total distributions	(4.479)	(3.487)	(2.904)	(3.500)	(4.356)
Net asset value, end of period	$114.93	$108.80	$102.31	$105.26	$104.18
Total ReturnB	9.87%	9.87%	(.01)%	4.46%	4.70%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	2.68%	3.16%	3.09%	2.75%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$7,119,394	$6,014,480	$5,269,137	$5,605,082	$4,865,507
Portfolio turnover rateF	169%	146%	92%	110%	162%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$455,428,005
Gross unrealized depreciation	(38,036,493)
Net unrealized appreciation (depreciation)	$417,391,512
Tax Cost	$7,038,714,300

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$67,382
Undistributed long-term capital gain	$126,481,664
Net unrealized appreciation (depreciation) on securities and other investments	$417,391,512

The Fund intends to elect to defer to its next fiscal year $3,694,241 of capital losses recognized during the period November 1, 2020 to December 31, 2020.

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$259,592,182	$ 182,277,023

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	5,253,487,501	4,629,429,051

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income and as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity VIP Investment Grade Central Fund	$4,044	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9,710.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	5.1%
VIP Asset Manager: Growth Portfolio	0.5%
VIP Balanced Portfolio	24.2%
VIP Investment Grade Bond Portfolio	70.2%

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Garrison Street Trust and Shareholders of VIP Investment Grade Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 10, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity VIP Investment Grade Central Fund	.0016%
Actual		$1,000.00	$1,032.50	$.01
Hypothetical-C		$1,000.00	$1,025.13	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity VIP Investment Grade Central Fund voted to pay on February 5, 2021, to shareholders of record at the opening of business on February 5, 2021, a distribution of $1.974 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2020, $126,481,664, or, if subsequently determined to be different, the net capital gain of such year.

A total of 10.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIGC-ANN-0221
1.831202.114

Item 2.

Code of Ethics

As of the end of the period, December 31, 2020, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$80,200	$-	$11,900	$1,900

December 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$87,000	$100	$6,900	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2020A	December 31, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2020A	December 31, 2019A
Deloitte Entities	$515,400	$585,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 18, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2021